Fair Value Measurements (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements
Investments Owned, Fair Value	$ 87,511,963	$ 116,297,654
Recurring basis
Fair Value Measurements
Total	138,733,348	182,678,703
Recurring basis | Futures Contracts
Fair Value Measurements
Open derivative contracts, fair value	2,279,924	827,595
Recurring basis | Forward Contracts
Fair Value Measurements
Open derivative contracts, fair value	705	(240,659)
Recurring basis | Swap Contracts
Fair Value Measurements
Open derivative contracts, fair value	(734,698)	1,168,100
Recurring basis | Bank deposits
Fair Value Measurements
Cash and cash equivalents		1,101,389
Recurring basis | U.S. money market fund
Fair Value Measurements
Cash and cash equivalents	3,965,046
Recurring basis | Foreign commercial paper
Fair Value Measurements
Cash and cash equivalents	1,328,590	5,547,926
Investments Owned, Fair Value		4,008,509
Recurring basis | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	44,381,818	57,976,698
Investments Owned, Fair Value	7,144,238	15,173,266
Recurring basis | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, Fair Value	69,209,493	82,472,451
Recurring basis | U.S. Corporate bonds
Fair Value Measurements
Investments Owned, Fair Value	11,158,232	14,643,428
Recurring basis | Level 1
Fair Value Measurements
Total	6,244,970	1,928,984
Recurring basis | Level 1 | Futures Contracts
Fair Value Measurements
Open derivative contracts, fair value	2,279,924	827,595
Recurring basis | Level 1 | Bank deposits
Fair Value Measurements
Cash and cash equivalents		1,101,389
Recurring basis | Level 1 | U.S. money market fund
Fair Value Measurements
Cash and cash equivalents	3,965,046
Recurring basis | Level 2
Fair Value Measurements
Total	132,488,378	180,749,719
Recurring basis | Level 2 | Forward Contracts
Fair Value Measurements
Open derivative contracts, fair value	705	(240,659)
Recurring basis | Level 2 | Swap Contracts
Fair Value Measurements
Open derivative contracts, fair value	(734,698)	1,168,100
Recurring basis | Level 2 | Foreign commercial paper
Fair Value Measurements
Cash and cash equivalents	1,328,590	5,547,926
Investments Owned, Fair Value		4,008,509
Recurring basis | Level 2 | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	44,381,818	57,976,698
Investments Owned, Fair Value	7,144,238	15,173,266
Recurring basis | Level 2 | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, Fair Value	69,209,493	82,472,451
Recurring basis | Level 2 | U.S. Corporate bonds
Fair Value Measurements
Investments Owned, Fair Value	$ 11,158,232	$ 14,643,428